RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

13. RELATED PARTY BALANCES AND TRANSACTIONS

(1) Related parties with transactions and related party relationships

Name of Related Party	Relationship to the Company
Hanwu Yang	Shareholder of the Company
Changbin Xia	Shareholder of the Company
Eternal Horizon International Company Limited	As a shareholder of the Company before December 15, 2020
Yanping Guo	Legal representative of Vande
Mishan City Shenmi Dazhong Management Consulting Partnership (“ShenMi DaZhong”)	Shareholder of the Company
Haiyan Qin, Hui Wang and other 11 individuals	Shareholders of ShenMi DaZhong
Shan’xi Nongbei New Agriculture Technology Co., Ltd and other 8 companies	Associated with shareholders of ShenMi DaZhong

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13. RELATED PARTY BALANCES AND TRANSACTIONS (CONTINUED)

(2) Due to related parties

	June 30, 2024	December 31, 2023

Eternal Horizon International Company Limited(1)	$2,200,194	$2,257,397
Changbin Xia(2)	$1,378,147	1,410,621
Other	236,841	244,588
Total	$3,815,182	$3,912,606

(1)	During IPO, the underwriters purchased 999,910 ordinary shares from a selling shareholder for $4,999,550. The gross proceeds were wired into the Company’s account and was invested in loan receivable together with net proceeds from IPO. The Company paid $2.6 million to the underwriters for the year ended December 31, 2022.

(2)	The Company borrowed loans as working capital from one shareholder Changbin Xia as well as the legal representative of Vande. The balance due to related parties is interest-free and due on demand.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13. RELATED PARTY BALANCES AND TRANSACTIONS

(1) Related parties with transactions and related party relationships

Name of Related Party	Relationship to the Company
Hanwu Yang	Shareholder of the Company
Changbin Xia	Shareholder of the Company
Eternal Horizon International Company Limited	As a shareholder of the Company before December 15, 2020
Yanping Guo	Legal representative of Vande
Mishan City Shenmi Dazhong Management Consulting Partnership (“ShenMi DaZhong”)	Shareholder of the Company
Haiyan Qin, Hui Wang and other 11 individuals	Shareholders of ShenMi DaZhong
Shan’xi Nongbei New Agriculture Technology Co., Ltd and other 8 companies	Associated with shareholders of ShenMi DaZhong

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13. RELATED PARTY BALANCES AND TRANSACTIONS (CONTINUED)

(2) Due to related parties

	December 31, 2023	December 31, 2022

Eternal Horizon International Company Limited(1)	$2,257,397	$2,323,475
Changbin Xia(2)	$1,410,621	1,337,164
Other	244,588	19,078
Total	$3,912,606	$3,679,717

(1)	During IPO, the underwriters purchased 999,910 ordinary shares from a selling shareholder for $4,999,550. The gross proceeds were wired into the Company’s account and was invested in loan receivable together with net proceeds from IPO. The Company paid $2.6 million to the underwriters for the year ended December 31, 2022.

(2)	The Company borrowed loans as working capital from one shareholder Changbin Xia as well as the legal representative of Vande. The balance due to related parties is interest-free and due on demand.

During the years ended December 31, 2023, 2022 and 2021, the Company purchased $18,310, $29,190 and $42,692 food products from related parties. As of December 31, 2023 and 2022, the account payable to these related parties is $15,627 and $14,647, respectively. For the years ended December 31, 2023, 2022 and 2021, sales to related parties is $21,215, $56,625 and $151,477, respectively.

The Company’s shareholder, ShenMi DaZhong, and ShenMi DaZhong’s limited partners have received sales commissions of nil, $36,793 and $27,932 during the years ended December 31, 2023, 2022 and 2021.